Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss before income tax	$ (268,377)	$ (1,729,001)	$ (2,203,554)
Adjustments to reconcile loss before income tax to net cash used in operating activities:
Fair value change in derivative financial instruments	(448,154)	(1,304,598)	596,491
Gain on exchange of convertible note for reduction of equipment deposit	(583,484)
Gain on derecognition of derivative liability			(1,292,424)
Gain on conversion of convertible notes liability			(987,318)
Changes in fair value of warrants	(231,161)	252,969
Finance costs for convertible notes	732,037	845,481	84,420
Depreciation and amortization		1,441,653	789,283
Gain on disposal of subsidiaries		(352,889)
Loss on asset acquisition			745,180
Net cash inflows/(outflows) from changes in working capital	789,145	(220,407)	1,354,599
Net cash used in operating activities	(9,994)	(1,066,792)	(913,323)
Cash flows from investing activities
Net cash from disposal of subsidiaries		(1,335)
Cash acquired in acquisition of assets			2,110
Purchase of plant and equipment			(350)
Net cash (used in)/provided by investing activities		(1,335)	1,760
Cash flows from financing activities
Net proceeds from issuance of ordinary shares		52,500	1,533,408
Proceeds from issuance of convertible promissory notes		350,000
Net cash provided by financing activities		402,500	1,533,408
Net (decrease)/ increase in cash and cash equivalents	(9,994)	(665,627)	621,845
Cash and cash equivalents at the beginning of financial year	10,154	675,781	53,936
Cash and cash equivalents at the end of financial year	160	10,154	675,781
Analysis of cash and cash equivalents:
Cash and bank balances	160	10,154	675,781
Supplemental schedule of non cash investment and financing activities:
Issuance of convertible notes for equipment deposit			15,000,000
Redemption of convertible notes for equipment deposit	15,000,000
Issuance of shares for services	18,000		576,717
Issuance of shares on conversion of convertible notes			600,000
Issuance of shares for acquisition of subsidiary			750,000
Paid in capital release to accumulated losses on expiry of warrants		$ 9,472,705